Schedule of Investments(a)
May 31, 2021
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–73.32%
Advertising–0.21%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$2,219,000	$2,431,144
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	3,791,000	4,146,621
		6,577,765
Aerospace & Defense–1.87%
Boeing Co. (The),
1.17%, 02/04/2023(b)	5,077,000	5,101,230
1.95%, 02/01/2024	14,400,000	14,802,631
1.43%, 02/04/2024	6,760,000	6,784,816
2.75%, 02/01/2026(b)	10,499,000	10,940,941
2.20%, 02/04/2026	6,965,000	6,995,936
L3Harris Technologies, Inc., 3.85%, 06/15/2023	3,686,000	3,928,541
Raytheon Technologies Corp., 2.80%, 03/15/2022	5,414,000	5,511,347
Textron, Inc., 4.30%, 03/01/2024	4,114,000	4,468,684
		58,534,126
Agricultural & Farm Machinery–0.44%
CNH Industrial Capital LLC, 1.45%, 07/15/2026	4,999,000	4,989,425
John Deere Capital Corp.,
2.95%, 04/01/2022	5,000,000	5,117,315
1.20%, 04/06/2023	3,581,000	3,647,516
		13,754,256
Agricultural Products–0.44%
Archer-Daniels-Midland Co., 2.75%, 03/27/2025	706,000	756,176
Bunge Ltd. Finance Corp.,
4.35%, 03/15/2024	3,883,000	4,251,568
1.63%, 08/17/2025	2,607,000	2,641,533
Cargill, Inc., 0.75%, 02/02/2026(c)	6,306,000	6,241,140
		13,890,417
Airlines–1.40%
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(c)	992,909	980,714
Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	1,852,000	1,931,298
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(c)	26,177,000	28,277,392
United Airlines Pass-Through Trust,
Series 2016-2, Class B, 3.65%, 10/07/2025	2,438,206	2,396,792
Series 2020-1, Class A, 5.88%, 10/15/2027	7,929,148	8,810,525
United Airlines, Inc., 4.38%, 04/15/2026(c)	1,404,000	1,456,671
		43,853,392
Principal Amount		Value
Apparel Retail–0.59%
Ross Stores, Inc.,
3.38%, 09/15/2024	$2,568,000	$2,733,642
4.60%, 04/15/2025	8,456,000	9,576,325
0.88%, 04/15/2026	6,207,000	6,093,677
		18,403,644
Apparel, Accessories & Luxury Goods–0.18%
Hanesbrands, Inc., 4.63%, 05/15/2024(c)	3,232,000	3,436,166
Ralph Lauren Corp., 1.70%, 06/15/2022	2,124,000	2,156,600
		5,592,766
Asset Management & Custody Banks–0.23%
Ameriprise Financial, Inc.,
3.00%, 03/22/2022	3,000,000	3,067,343
3.00%, 04/02/2025	1,497,000	1,608,281
Apollo Management Holdings L.P., 4.95%, 01/14/2050(c)(d)	2,475,000	2,564,719
		7,240,343
Automobile Manufacturers–6.10%
American Honda Finance Corp., 0.55%, 07/12/2024	15,000,000	15,004,567
BMW Finance N.V. (Germany), 2.40%, 08/14/2024(c)	5,547,000	5,826,305
Ford Motor Credit Co. LLC,
1.07%(3 mo. USD LIBOR + 0.88%), 10/12/2021(e)	6,243,000	6,230,515
3.81%, 10/12/2021	6,654,000	6,733,887
5.60%, 01/07/2022	4,592,000	4,712,540
3.09%, 01/09/2023	3,285,000	3,350,717
General Motors Financial Co., Inc.,
3.20%, 07/06/2021	2,613,000	2,613,829
4.20%, 11/06/2021	9,339,000	9,494,296
0.77%(SOFR + 0.76%), 03/08/2024(e)	4,614,000	4,649,662
1.05%, 03/08/2024	5,999,000	6,040,302
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(c)	4,786,000	5,116,264
Hyundai Capital America,
3.95%, 02/01/2022(c)	16,000,000	16,365,726
3.10%, 04/05/2022(c)	6,011,000	6,143,873
2.85%, 11/01/2022(c)	6,667,000	6,875,961
5.75%, 04/06/2023(c)	7,402,000	8,081,020
5.88%, 04/07/2025(c)	6,208,000	7,234,917
Kia Corp. (South Korea),
1.00%, 04/16/2024(c)	8,761,000	8,840,426
1.75%, 10/16/2026(c)	1,064,000	1,072,442
Nissan Motor Co. Ltd. (Japan), 3.04%, 09/15/2023(c)	7,361,000	7,704,928
PACCAR Financial Corp., 2.65%, 04/06/2023	1,099,000	1,148,175
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	3,697,000	3,913,473
Toyota Motor Credit Corp.,
3.00%, 04/01/2025	23,932,000	25,932,727
0.80%, 10/16/2025	13,170,000	13,120,214

See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany), 0.75%, 11/23/2022(c)	$15,000,000	$15,077,846
		191,284,612
Automotive Retail–0.16%
AutoZone, Inc., 3.63%, 04/15/2025(b)	4,557,000	4,993,397
Biotechnology–0.98%
AbbVie, Inc.,
2.30%, 11/21/2022	4,437,000	4,566,344
3.85%, 06/15/2024	7,600,000	8,270,604
2.60%, 11/21/2024	13,231,000	14,020,380
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	3,791,000	3,982,260
		30,839,588
Brewers–0.25%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.15%, 01/23/2025	7,054,000	7,882,622
Broadcasting–0.05%
Fox Corp.,
4.03%, 01/25/2024	1,180,000	1,283,597
3.05%, 04/07/2025	360,000	385,799
		1,669,396
Building Products–0.06%
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(c)	1,916,000	1,872,355
Cable & Satellite–0.53%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	3,696,000	4,039,249
Comcast Corp., 3.30%, 04/01/2027	5,320,000	5,866,321
Time Warner Cable LLC, 4.00%, 09/01/2021	3,328,000	3,336,779
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(c)	3,142,000	3,262,181
		16,504,530
Communications Equipment–0.13%
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	3,771,000	4,121,623
Construction Machinery & Heavy Trucks–0.26%
nVent Finance S.a.r.l. (United Kingdom), 3.95%, 04/15/2023	4,000,000	4,195,891
Wabtec Corp., 4.40%, 03/15/2024	3,698,000	4,034,205
		8,230,096
Consumer Finance–0.45%
Ally Financial, Inc., 1.45%, 10/02/2023	3,982,000	4,046,204
Principal Amount		Value
Consumer Finance–(continued)
Capital One Financial Corp., 3.20%, 01/30/2023	$3,882,000	$4,057,643
Discover Bank, 2.45%, 09/12/2024	2,450,000	2,577,502
Synchrony Financial, 4.25%, 08/15/2024	3,179,000	3,485,946
		14,167,295
Data Processing & Outsourced Services–0.59%
Fiserv, Inc., 3.80%, 10/01/2023	3,699,000	3,977,280
Global Payments, Inc., 4.00%, 06/01/2023	4,619,000	4,927,186
PayPal Holdings, Inc., 2.20%, 09/26/2022	5,231,000	5,364,637
Square, Inc., 2.75%, 06/01/2026(c)	4,164,000	4,202,934
		18,472,037
Department Stores–0.27%
7-Eleven, Inc., 0.80%, 02/10/2024(c)	8,333,000	8,328,541
Distillers & Vintners–0.14%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(c)	4,343,000	4,527,058
Diversified Banks–9.23%
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
0.88%, 09/18/2023	5,350,000	5,394,975
1.13%, 09/18/2025	6,895,000	6,874,517
Banco del Estado de Chile (Chile), 2.70%, 01/09/2025(c)	6,415,000	6,687,702
Bank of America Corp.,
3.00%, 12/20/2023(d)	2,569,000	2,673,626
3.86%, 07/23/2024(d)	4,528,000	4,848,707
1.20%, 10/24/2026(b)(d)	15,000,000	14,972,550
Bank of Ireland Group PLC (Ireland), 4.50%, 11/25/2023(c)	2,997,000	3,251,061
Bank of Montreal (Canada), Series E, 3.30%, 02/05/2024	3,105,000	3,340,469
Bank of Nova Scotia (The) (Canada), 0.56%(SOFR + 0.55%), 03/02/2026(e)	20,000,000	20,016,127
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(c)	4,545,000	4,554,933
Barclays Bank PLC (United Kingdom), 10.18%, 06/12/2021(c)	6,000,000	6,016,178
Barclays PLC (United Kingdom),
1.59%(3 mo. USD LIBOR + 1.43%), 02/15/2023(e)	5,954,000	6,000,891
1.01%, 12/10/2024(d)	4,270,000	4,294,562
BBVA Bancomer S.A. (Mexico), 1.88%, 09/18/2025(c)	3,375,000	3,413,002
BBVA USA, 2.50%, 08/27/2024	3,183,000	3,363,113
Citigroup, Inc.,
0.78%, 10/30/2024(d)	18,000,000	18,095,134
0.98%, 05/01/2025(d)	7,499,000	7,547,490
1.45%(3 mo. USD LIBOR + 1.25%), 07/01/2026(e)	15,308,000	15,720,321
Series V, 4.70%(d)(f)	3,790,000	3,901,331
Citizens Bank N.A., 2.65%, 05/26/2022	3,881,000	3,966,121
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Credit Agricole S.A. (France), 3.38%, 01/10/2022(c)	$3,327,000	$3,389,390
Danske Bank A/S (Denmark),
3.00%, 09/20/2022(c)(d)	3,281,000	3,304,347
1.24%(3 mo. USD LIBOR + 1.06%), 09/12/2023(c)(e)	5,898,000	5,970,262
3.24%, 12/20/2025(c)(d)	1,779,000	1,907,021
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(c)	4,334,000	4,494,380
Global Bank Corp. (Panama), 4.50%, 10/20/2021(c)	6,500,000	6,543,875
HSBC Hildings PLC (United Kingdom), 0.98%, 05/24/2025(d)	2,704,000	2,716,582
HSBC Holdings PLC (United Kingdom), 3.95%, 05/18/2024(d)	2,956,000	3,156,218
Industrial & Commercial Bank of China Ltd. (China), 2.96%, 11/08/2022	905,000	933,404
ING Groep N.V. (Netherlands), 1.02%(SOFR + 1.01%), 04/01/2027(e)	8,913,000	8,994,714
JPMorgan Chase & Co.,
2.78%, 04/25/2023(b)(d)	3,885,000	3,972,438
Series HH, 4.60%(d)(f)	5,455,000	5,570,919
Series V, 3.52%(3 mo. USD LIBOR + 3.32%)(e)(f)	1,390,000	1,386,664
Lloyds Banking Group PLC (United Kingdom), 2.91%, 11/07/2023(d)	3,515,000	3,637,879
Mizuho Financial Group, Inc. (Japan), 1.24%, 07/10/2024(d)	4,000,000	4,061,480
National Bank of Canada (Canada), 0.55%, 11/15/2024(d)	3,595,000	3,588,532
NatWest Markets PLC (United Kingdom),
0.54%(SOFR + 0.53%), 08/12/2024(c)(e)	1,429,000	1,434,066
0.80%, 08/12/2024(c)	3,000,000	3,004,838
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(c)	3,704,000	3,752,482
PNC Bank N.A., 0.62%(3 mo. USD LIBOR + 0.43%), 12/09/2022(e)	8,000,000	8,017,340
Royal Bank of Canada (Canada),
0.50%, 10/26/2023	8,824,000	8,854,940
0.54%(SOFR + 0.53%), 01/20/2026(e)	8,000,000	8,023,409
Skandinaviska Enskilda Banken AB (Sweden), 0.83%(3 mo. USD LIBOR + 0.65%), 12/12/2022(c)(e)	5,559,000	5,604,715
Societe Generale S.A. (France), 1.49%, 12/14/2026(c)(d)	5,361,000	5,334,679
Standard Chartered PLC (United Kingdom),
1.34%(3 mo. USD LIBOR + 1.15%), 01/20/2023(c)(e)	1,379,000	1,386,816
1.32%, 10/14/2023(c)(d)	2,523,000	2,546,817
0.99%, 01/12/2025(c)(d)	4,449,000	4,449,223
1.21%, 03/23/2025(c)(d)	2,983,000	3,009,046
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
0.80%, 09/12/2023(c)	$4,436,000	$4,464,471
0.85%, 03/25/2024(c)	5,712,000	5,739,119
1.05%, 09/12/2025(c)	3,844,000	3,822,444
1.55%, 03/25/2026(c)	2,801,000	2,840,371
UBS AG (Switzerland), 1.75%, 04/21/2022(c)	6,583,000	6,666,875
Wells Fargo & Co., 0.81%, 05/19/2025(d)	1,749,000	1,754,107
		289,266,673
Diversified Capital Markets–1.47%
Credit Suisse AG (Switzerland),
2.80%, 04/08/2022	2,795,000	2,857,604
1.00%, 05/05/2023	6,818,000	6,897,283
0.40%(SOFR + 0.39%), 02/02/2024(e)	9,086,000	9,063,376
2.95%, 04/09/2025	2,512,000	2,700,406
Credit Suisse Group AG (Switzerland),
3.57%, 01/09/2023(c)	6,700,000	6,821,101
2.59%, 09/11/2025(c)(d)	3,699,000	3,868,792
1.31%, 02/02/2027(c)(d)	9,600,000	9,409,407
Macquarie Group Ltd. (Australia), 3.19%, 11/28/2023(c)(d)	4,342,000	4,512,986
		46,130,955
Diversified Chemicals–0.11%
OCP S.A. (Morocco), 5.63%, 04/25/2024(c)	3,019,000	3,296,959
Electric Utilities–3.05%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	3,515,000	3,574,153
Alliant Energy Finance LLC, 3.75%, 06/15/2023(c)	3,696,000	3,921,528
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(c)	3,835,000	4,140,719
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	4,344,000	4,347,393
Enel Finance International N.V. (Italy), 2.75%, 04/06/2023(c)	5,549,000	5,769,270
Eversource Energy, Series Q, 0.80%, 08/15/2025	2,148,000	2,130,999
Exelon Corp., 3.50%, 06/01/2022	7,373,000	7,586,613
Exelon Generation Co. LLC, 3.25%, 06/01/2025	4,676,000	5,046,397
FirstEnergy Corp., Series B, 4.75%, 03/15/2023	3,606,000	3,808,275
Georgia Power Co., 2.85%, 05/15/2022	3,781,000	3,876,397
NextEra Energy Capital Holdings, Inc.,
0.55%(SOFR + 0.54%), 03/01/2023(e)	3,704,000	3,716,708
0.65%, 03/01/2023	11,428,000	11,498,511
3.15%, 04/01/2024	4,624,000	4,953,545
2.75%, 05/01/2025	1,904,000	2,027,916
NextEra Energy Operating Partners L.P., 4.25%, 09/15/2024(c)	375,000	395,588
NRG Energy, Inc., 3.75%, 06/15/2024(c)	3,926,000	4,197,877
Pacific Gas and Electric Co., 1.75%, 06/16/2022	13,800,000	13,801,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	$3,069,000	$3,121,357
Southern Power Co., 0.90%, 01/15/2026	2,926,000	2,886,266
Southwestern Electric Power Co., 3.55%, 02/15/2022	2,000,000	2,029,965
Vistra Operations Co. LLC, 3.55%, 07/15/2024(c)	2,772,000	2,915,989
		95,746,466
Electronic Equipment & Instruments–0.07%
Vontier Corp., 1.80%, 04/01/2026(c)	2,220,000	2,219,778
Environmental & Facilities Services–0.13%
Republic Services, Inc., 0.88%, 11/15/2025	4,000,000	3,972,123
Fertilizers & Agricultural Chemicals–0.23%
CF Industries, Inc., 3.45%, 06/01/2023	3,244,000	3,377,815
Nutrien Ltd. (Canada), 3.50%, 06/01/2023	3,511,000	3,692,142
		7,069,957
Financial Exchanges & Data–0.74%
Intercontinental Exchange, Inc.,
0.70%, 06/15/2023	4,532,000	4,563,062
0.83%(3 mo. USD LIBOR + 0.65%), 06/15/2023(e)	10,000,000	10,008,460
Moody’s Corp., 2.63%, 01/15/2023	6,101,000	6,315,661
Nasdaq, Inc., 0.45%, 12/21/2022	2,273,000	2,274,117
		23,161,300
Food Retail–0.26%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(c)	2,922,000	2,998,644
Kroger Co. (The),
2.95%, 11/01/2021	2,824,000	2,850,043
2.80%, 08/01/2022	2,357,000	2,421,757
		8,270,444
Gas Utilities–0.91%
East Ohio Gas Co. (The), 1.30%, 06/15/2025(c)	3,609,000	3,642,340
ONE Gas, Inc.,
0.79%(3 mo. USD LIBOR + 0.61%), 03/11/2023(e)	5,000,000	5,002,981
0.85%, 03/11/2023	10,777,000	10,789,900
Southern California Gas Co., 0.53%(3 mo. USD LIBOR + 0.35%), 09/14/2023(e)	9,000,000	9,001,586
		28,436,807
General Merchandise Stores–0.13%
Dollar Tree, Inc., 3.70%, 05/15/2023	3,695,000	3,920,147
Gold–0.02%
Newmont Corp., 3.70%, 03/15/2023	565,000	592,183
Principal Amount		Value
Health Care Distributors–0.16%
Cardinal Health, Inc., 2.62%, 06/15/2022	$4,999,000	$5,103,801
Health Care Equipment–0.16%
Becton, Dickinson and Co., 3.36%, 06/06/2024	4,620,000	4,973,001
Health Care Facilities–0.13%
HCA, Inc., 5.38%, 02/01/2025	3,756,000	4,206,720
Health Care REITs–0.29%
Ventas Realty L.P., 2.65%, 01/15/2025	3,928,000	4,141,568
Welltower, Inc., 3.63%, 03/15/2024	4,623,000	4,986,338
		9,127,906
Health Care Services–0.37%
Cigna Corp.,
3.75%, 07/15/2023	2,581,000	2,757,687
0.61%, 03/15/2024(b)	2,800,000	2,803,762
CVS Health Corp., 2.63%, 08/15/2024	3,619,000	3,844,119
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(c)	2,121,000	2,133,161
		11,538,729
Homebuilding–0.57%
D.R. Horton, Inc., 4.75%, 02/15/2023	4,820,000	5,117,418
Lennar Corp.,
4.13%, 01/15/2022	2,125,000	2,151,361
4.75%, 11/15/2022	4,200,000	4,418,778
4.88%, 12/15/2023	5,000,000	5,463,550
Toll Brothers Finance Corp., 4.88%, 11/15/2025(b)	502,000	565,131
		17,716,238
Hotels, Resorts & Cruise Lines–0.64%
Expedia Group, Inc.,
3.60%, 12/15/2023(c)	4,537,000	4,851,504
4.63%, 08/01/2027(c)	13,553,000	15,354,735
		20,206,239
Housewares & Specialties–0.03%
Newell Brands, Inc., 4.35%, 04/01/2023	743,000	782,450
Independent Power Producers & Energy Traders–0.25%
AES Corp. (The), 1.38%, 01/15/2026(c)	7,870,000	7,784,786
Industrial Conglomerates–0.24%
Roper Technologies, Inc., 1.00%, 09/15/2025	1,832,000	1,829,316
Siemens Financieringsmaatschappij N.V. (Germany), 0.44%(SOFR + 0.43%), 03/11/2024(c)(e)	5,575,000	5,611,671
		7,440,987
Industrial Machinery–0.12%
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(c)	3,757,000	3,795,942
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Insurance Brokers–0.09%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024	$2,665,000	$2,908,938
Integrated Oil & Gas–1.61%
Exxon Mobil Corp., 2.99%, 03/19/2025	5,582,000	6,029,831
Gray Oak Pipeline LLC,
2.00%, 09/15/2023(c)	9,333,000	9,534,119
2.60%, 10/15/2025(c)	6,070,000	6,259,280
Occidental Petroleum Corp., 2.90%, 08/15/2024	5,547,000	5,540,066
Saudi Arabian Oil Co. (Saudi Arabia),
2.75%, 04/16/2022(c)	14,633,000	14,940,531
2.88%, 04/16/2024(c)	7,791,000	8,263,256
		50,567,083
Integrated Telecommunication Services–1.38%
AT&T, Inc.,
0.65%(SOFR + 0.64%), 03/25/2024(e)	4,711,000	4,722,102
1.36%(3 mo. USD LIBOR + 1.18%), 06/12/2024(e)	2,732,000	2,804,999
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	5,642,000	6,066,157
Verizon Communications, Inc.,
0.51%(SOFR + 0.50%), 03/22/2024(e)	3,472,000	3,497,889
0.75%, 03/22/2024	6,000,000	6,051,625
0.85%, 11/20/2025	8,426,000	8,347,721
1.45%, 03/20/2026	11,601,000	11,719,252
		43,209,745
Interactive Media & Services–0.55%
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(c)	4,039,000	4,187,243
3.28%, 04/11/2024(c)	10,000,000	10,631,430
1.81%, 01/26/2026(c)	2,242,000	2,285,866
		17,104,539
Internet & Direct Marketing Retail–0.26%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	2,495,000	2,495,003
Meituan (China), 2.13%, 10/28/2025(c)	5,622,000	5,575,939
		8,070,942
Internet Services & Infrastructure–0.23%
Leidos, Inc.,
2.95%, 05/15/2023(c)	3,077,000	3,208,050
3.63%, 05/15/2025(c)	1,227,000	1,337,301
VeriSign, Inc.,
5.25%, 04/01/2025	1,858,000	2,116,327
4.75%, 07/15/2027	583,000	621,122
		7,282,800
Investment Banking & Brokerage–4.39%
Cantor Fitzgerald L.P., 6.50%, 06/17/2022(c)	4,519,000	4,772,595
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
0.48%, 01/27/2023	$6,250,000	$6,256,431
0.44%(SOFR + 0.43%), 03/08/2023(e)	12,507,000	12,521,306
2.91%, 06/05/2023(d)	4,620,000	4,738,098
0.59%(SOFR + 0.58%), 03/08/2024(e)	8,497,000	8,529,000
0.80%(SOFR + 0.79%), 12/09/2026(e)	11,447,000	11,468,991
1.09%, 12/09/2026(d)	5,384,000	5,329,489
0.82%(SOFR + 0.81%), 03/09/2027(e)	15,315,000	15,328,615
Morgan Stanley,
2.75%, 05/19/2022	5,175,000	5,303,168
0.84%(SOFR + 0.83%), 06/10/2022(e)	30,000,000	30,004,681
0.56%, 11/10/2023(d)	4,000,000	4,009,435
0.53%, 01/25/2024(d)	10,000,000	10,023,567
0.73%, 04/05/2024(d)	8,036,000	8,067,842
0.99%, 12/10/2026(d)	7,408,000	7,323,123
Series I, 0.86%, 10/21/2025(d)	2,942,000	2,951,895
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	845,000	864,266
		137,492,502
Leisure Products–0.13%
Hasbro, Inc., 2.60%, 11/19/2022	3,860,000	3,978,089
Life & Health Insurance–3.83%
Athene Global Funding,
1.20%, 10/13/2023(c)	8,205,000	8,299,603
0.95%, 01/08/2024(b)(c)	5,000,000	5,026,210
1.45%, 01/08/2026(b)(c)	3,086,000	3,084,867
2.95%, 11/12/2026(c)	5,573,000	5,952,611
Brighthouse Financial Global Funding,
0.77%(SOFR + 0.76%), 04/12/2024(c)(e)	4,000,000	4,028,604
1.00%, 04/12/2024(c)	2,857,000	2,870,857
1.55%, 05/24/2026(c)	4,616,000	4,639,762
Equitable Financial Life Global Funding,
0.40%(SOFR + 0.39%), 04/06/2023(c)(e)	10,000,000	10,019,708
0.50%, 11/17/2023(c)	6,667,000	6,676,443
GA Global Funding Trust,
1.00%, 04/08/2024(c)	8,609,000	8,648,332
1.63%, 01/15/2026(c)	1,387,000	1,405,319
New York Life Global Funding,
0.47%(3 mo. USD LIBOR + 0.28%), 01/10/2023(c)(e)	35,000,000	35,131,872
0.23%(SOFR + 0.22%), 02/02/2023(c)(e)	10,000,000	10,009,338
Principal Life Global Funding II, 0.46%(SOFR + 0.45%), 04/12/2024(c)(e)	2,941,000	2,948,338
Protective Life Global Funding, 0.63%, 10/13/2023(b)(c)	2,539,000	2,554,370
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024(c)	8,350,000	8,766,195
		120,062,429
Life Sciences Tools & Services–0.41%
Illumina, Inc., 0.55%, 03/23/2023	12,766,000	12,782,070
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Managed Health Care–0.36%
Humana, Inc., 2.90%, 12/15/2022	$3,835,000	$3,972,251
UnitedHealth Group, Inc., 2.38%, 08/15/2024(b)	7,000,000	7,410,134
		11,382,385
Metal & Glass Containers–0.15%
Ball Corp., 4.88%, 03/15/2026	846,000	946,509
Silgan Holdings, Inc., 1.40%, 04/01/2026(c)	3,903,000	3,872,322
		4,818,831
Movies & Entertainment–0.79%
Netflix, Inc.,
5.50%, 02/15/2022	3,852,000	3,982,005
5.75%, 03/01/2024	6,120,000	6,873,525
4.38%, 11/15/2026(b)	10,000,000	11,291,350
Tencent Music Entertainment Group (China), 1.38%, 09/03/2025	2,695,000	2,669,831
		24,816,711
Multi-line Insurance–0.05%
American International Group, Inc., 2.50%, 06/30/2025	1,586,000	1,678,219
Multi-Utilities–1.78%
Ameren Corp., 2.50%, 09/15/2024	2,585,000	2,727,346
CenterPoint Energy, Inc.,
0.66%(SOFR + 0.65%), 05/13/2024(e)	4,918,000	4,925,918
2.50%, 09/01/2024	9,432,000	9,913,629
Dominion Energy, Inc.,
Series D, 0.71%(3 mo. USD LIBOR + 0.53%), 09/15/2023(e)	8,846,000	8,852,896
3.07%, 08/15/2024(g)	4,622,000	4,929,801
DTE Energy Co.,
Series H, 0.55%, 11/01/2022	10,856,000	10,888,484
Series C, 2.53%, 10/01/2024	4,809,000	5,072,469
Series F, 1.05%, 06/01/2025	4,413,000	4,408,718
PSEG Power LLC, 3.85%, 06/01/2023	3,695,000	3,936,009
		55,655,270
Office REITs–0.21%
Office Properties Income Trust, 2.65%, 06/15/2026	1,639,000	1,650,177
SL Green Operating Partnership L.P., 1.14%(3 mo. USD LIBOR + 0.98%), 08/16/2021(e)	5,000,000	5,000,182
		6,650,359
Oil & Gas Equipment & Services–0.13%
Schlumberger Holdings Corp., 3.75%, 05/01/2024(c)	3,885,000	4,200,522
Oil & Gas Exploration & Production–1.11%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	3,836,000	3,987,379
Cimarex Energy Co., 4.38%, 06/01/2024	3,694,000	4,040,357
Diamondback Energy, Inc., 0.90%, 03/24/2023	6,858,000	6,862,132
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
EQT Corp.,
3.00%, 10/01/2022(b)	$350,000	$358,087
3.13%, 05/15/2026(c)	2,000,000	2,041,950
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.16%, 03/31/2034(c)	3,169,000	3,135,018
Pioneer Natural Resources Co., 0.55%, 05/15/2023	4,679,000	4,695,564
WPX Energy, Inc., 5.25%, 10/15/2027	9,117,000	9,768,865
		34,889,352
Oil & Gas Refining & Marketing–0.25%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.30%, 05/01/2023(c)	3,700,000	3,893,990
Phillips 66,
3.70%, 04/06/2023	776,000	821,264
1.30%, 02/15/2026	3,024,000	3,033,453
		7,748,707
Oil & Gas Storage & Transportation–3.94%
Enbridge, Inc. (Canada),
2.90%, 07/15/2022	4,622,000	4,743,012
0.41%(SOFR + 0.40%), 02/17/2023(e)	3,572,000	3,577,317
Energy Transfer L.P.,
4.25%, 03/15/2023	2,921,000	3,076,587
5.88%, 01/15/2024	3,787,000	4,214,613
2.90%, 05/15/2025	4,079,000	4,297,952
5.50%, 06/01/2027	29,551,000	34,621,649
Enterprise Products Operating LLC,
3.50%, 02/01/2022	5,000,000	5,109,756
Series D, 4.88%, 08/16/2077(d)	5,002,000	4,877,349
EQM Midstream Partners L.P., 4.75%, 07/15/2023	1,245,000	1,304,785
Kinder Morgan, Inc., 3.15%, 01/15/2023	3,142,000	3,274,876
MPLX L.P.,
1.29%(3 mo. USD LIBOR + 1.10%), 09/09/2022(e)	7,522,000	7,526,688
3.50%, 12/01/2022	5,543,000	5,772,774
1.75%, 03/01/2026	10,912,000	11,062,945
ONEOK Partners L.P., 4.90%, 03/15/2025	4,160,000	4,659,707
ONEOK, Inc.,
4.25%, 02/01/2022	9,000,000	9,143,502
5.85%, 01/15/2026	3,715,000	4,409,625
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	3,884,000	4,114,124
Western Midstream Operating L.P., 2.29%(3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	3,208,000	3,200,806
Williams Cos., Inc. (The), 3.35%, 08/15/2022	4,437,000	4,563,354
		123,551,421
Other Diversified Financial Services–1.22%
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(c)	9,221,000	9,325,162
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Other Diversified Financial Services–(continued)
Daimler Finance North America LLC (Germany), 2.70%, 06/14/2024(c)	$5,270,000	$5,566,136
Equitable Holdings, Inc., 3.90%, 04/20/2023	3,004,000	3,187,125
LSEGA Financing PLC (United Kingdom), 0.65%, 04/06/2024(c)	9,181,000	9,179,467
Pershing Square Holdings Ltd. (Guernsey), 5.50%, 07/15/2022(c)	7,000,000	7,305,718
USAA Capital Corp., 1.50%, 05/01/2023(c)	3,698,000	3,779,246
		38,342,854
Packaged Foods & Meats–0.26%
Conagra Brands, Inc., 4.30%, 05/01/2024	3,792,000	4,193,967
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(c)	3,700,000	3,829,500
		8,023,467
Paper Packaging–0.69%
Berry Global, Inc.,
0.95%, 02/15/2024(c)	10,222,000	10,278,681
1.57%, 01/15/2026(c)	1,614,000	1,616,276
4.88%, 07/15/2026(c)	5,000,000	5,290,575
Packaging Corp. of America, 3.65%, 09/15/2024	3,240,000	3,518,937
Sealed Air Corp., 5.50%, 09/15/2025(c)	938,000	1,044,111
		21,748,580
Paper Products–1.09%
Georgia-Pacific LLC,
0.63%, 05/15/2024(c)	10,000,000	10,001,168
1.75%, 09/30/2025(c)	4,459,000	4,587,073
0.95%, 05/15/2026(b)(c)	20,000,000	19,698,210
		34,286,451
Pharmaceuticals–1.24%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(c)	5,174,000	5,568,701
Bristol-Myers Squibb Co., 3.25%, 02/20/2023	4,811,000	5,045,938
Elanco Animal Health, Inc., 5.27%, 08/28/2023	3,697,000	4,004,461
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	4,214,000	4,319,387
Mylan, Inc., 3.13%, 01/15/2023(c)	3,836,000	3,986,977
Royalty Pharma PLC, 1.20%, 09/02/2025(c)	2,697,000	2,677,339
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	3,787,000	4,132,656
Viatris, Inc.,
1.13%, 06/22/2022(c)	5,715,000	5,755,058
1.65%, 06/22/2025(c)	3,401,000	3,456,427
		38,946,944
Regional Banks–1.97%
Citizens Financial Group, Inc., Series A, 4.15%(3 mo. USD LIBOR + 3.96%)(b)(e)(f)	3,900,000	3,914,625
Principal Amount		Value
Regional Banks–(continued)
Fifth Third Bancorp, 1.63%, 05/05/2023	$4,194,000	$4,288,675
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	750,000	776,937
Huntington Bancshares, Inc., 2.63%, 08/06/2024	3,236,000	3,426,921
KeyBank N.A., 2.50%, 11/22/2021	4,023,000	4,067,962
M&T Bank Corp., 3.55%, 07/26/2023	1,530,000	1,633,708
PNC Financial Services Group, Inc. (The), 3.50%, 01/23/2024	3,545,000	3,821,393
Santander Holdings USA, Inc., 3.50%, 06/07/2024	3,153,000	3,386,453
Synovus Financial Corp., 3.13%, 11/01/2022	2,040,000	2,103,850
Truist Bank,
1.25%, 03/09/2023(b)	9,640,000	9,808,076
3.20%, 04/01/2024	3,144,000	3,383,591
3.69%, 08/02/2024(d)	3,420,000	3,657,524
Zions Bancorporation N.A.,
3.50%, 08/27/2021	9,550,000	9,622,599
3.35%, 03/04/2022	7,611,000	7,761,176
		61,653,490
Restaurants–0.23%
Aramark Services, Inc., 5.00%, 04/01/2025(c)	3,034,000	3,113,642
Starbucks Corp., 1.30%, 05/07/2022	4,000,000	4,041,334
		7,154,976
Retail REITs–0.29%
Kite Realty Group L.P., 4.00%, 10/01/2026	6,674,000	7,196,856
Simon Property Group L.P., 3.50%, 09/01/2025	1,689,000	1,852,843
		9,049,699
Semiconductors–1.31%
Analog Devices, Inc., 2.50%, 12/05/2021	4,825,000	4,872,743
Broadcom, Inc., 3.46%, 09/15/2026	11,771,000	12,796,139
Marvell Technology, Inc., 4.20%, 06/22/2023(b)(c)	3,695,000	3,946,108
Microchip Technology, Inc.,
4.33%, 06/01/2023	3,694,000	3,958,565
0.98%, 09/01/2024(c)	2,590,000	2,594,269
Micron Technology, Inc., 4.64%, 02/06/2024	7,400,000	8,153,762
NXP B.V./NXP Funding LLC (China), 4.63%, 06/01/2023(c)	4,387,000	4,738,978
		41,060,564
Soft Drinks–0.68%
Coca-Cola Europacific Partners PLC (United Kingdom),
0.80%, 05/03/2024(c)	9,999,000	10,010,566
1.50%, 01/15/2027(c)	4,196,000	4,170,561
Keurig Dr Pepper, Inc.,
4.06%, 05/25/2023	3,040,000	3,252,433
0.75%, 03/15/2024	4,000,000	4,007,838
		21,441,398
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Sovereign Debt–0.40%
Oman Government International Bond (Oman), 4.88%, 02/01/2025(c)	$1,390,000	$1,456,844
Turkey Government International Bond (Turkey),
5.60%, 11/14/2024	5,347,000	5,471,494
4.75%, 01/26/2026	5,690,000	5,556,939
		12,485,277
Specialized Finance–0.30%
AIG Global Funding, 2.70%, 12/15/2021(c)	7,047,000	7,129,340
Element Fleet Management Corp. (Canada), 1.60%, 04/06/2024(c)	2,291,000	2,323,235
		9,452,575
Specialized REITs–0.83%
American Tower Corp.,
3.00%, 06/15/2023	4,767,000	5,005,485
0.60%, 01/15/2024	4,545,000	4,544,516
Equinix, Inc., 2.63%, 11/18/2024	11,850,000	12,546,749
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	3,698,000	3,935,208
		26,031,958
Specialty Chemicals–0.76%
Avient Corp., 5.25%, 03/15/2023	3,767,000	4,042,763
Celanese US Holdings LLC, 3.50%, 05/08/2024	3,700,000	3,981,235
DuPont de Nemours, Inc., 4.21%, 11/15/2023	3,049,000	3,316,127
PPG Industries, Inc., 2.40%, 08/15/2024	3,976,000	4,189,888
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026	7,859,000	8,132,336
		23,662,349
Steel–0.35%
ArcelorMittal S.A. (Luxembourg), 3.60%, 07/16/2024	3,881,000	4,140,468
POSCO (South Korea), 2.38%, 01/17/2023(c)	5,021,000	5,147,221
Steel Dynamics, Inc., 2.40%, 06/15/2025	1,738,000	1,821,186
		11,108,875
Systems Software–0.32%
Oracle Corp., 2.50%, 04/01/2025(b)	3,455,000	3,643,459
VMware, Inc., 2.95%, 08/21/2022	6,285,000	6,466,278
		10,109,737
Technology Hardware, Storage & Peripherals–0.44%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(c)	8,518,000	9,272,195
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	4,254,000	4,456,865
		13,729,060
Tobacco–1.18%
Altria Group, Inc., 2.35%, 05/06/2025	1,549,000	1,623,668
Principal Amount		Value
Tobacco–(continued)
BAT Capital Corp. (United Kingdom),
3.22%, 08/15/2024	$4,899,000	$5,219,303
2.79%, 09/06/2024(b)	4,148,000	4,373,139
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	4,112,000	4,105,547
Imperial Brands Finance PLC (United Kingdom), 3.13%, 07/26/2024(c)	3,882,000	4,119,446
Philip Morris International, Inc.,
1.13%, 05/01/2023	3,624,000	3,685,738
0.88%, 05/01/2026	13,975,000	13,837,424
		36,964,265
Trading Companies & Distributors–0.35%
Air Lease Corp.,
2.30%, 02/01/2025	4,000,000	4,128,032
1.88%, 08/15/2026	7,000,000	6,982,477
		11,110,509
Trucking–1.77%
Aviation Capital Group LLC, 0.86%(3 mo. USD LIBOR + 0.67%), 07/30/2021(c)(e)	1,860,000	1,859,575
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
3.45%, 07/01/2024(c)	5,542,000	5,972,243
4.00%, 07/15/2025(c)	4,719,000	5,217,390
1.20%, 11/15/2025(c)	4,335,000	4,308,591
Ryder System, Inc.,
2.50%, 09/01/2024	5,974,000	6,291,582
4.63%, 06/01/2025	5,716,000	6,502,064
3.35%, 09/01/2025	7,704,000	8,396,134
Triton Container International Ltd. (Bermuda),
1.15%, 06/07/2024(c)	8,984,000	8,990,279
2.05%, 04/15/2026(c)	7,801,000	7,872,684
		55,410,542
Wireless Telecommunication Services–1.35%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(c)	2,212,875	2,220,056
4.74%, 03/20/2025(c)	12,282,000	13,187,429
T-Mobile USA, Inc.,
, 2.25%, 02/15/2026(b)(c)	8,941,000	9,027,728
2.63%, 04/15/2026(b)	7,499,000	7,641,818
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(c)	3,501,000	3,711,323
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	5,888,000	6,402,272
		42,190,626
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,240,532,241)		2,298,315,560

Asset-Backed Securities–17.78%
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.35% (3 mo. USD LIBOR + 1.17%), 07/15/2029(c)(e)	2,230,600	2,233,253
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(c)	$1,262,331	$1,271,544
Series 2018-3, Class D, 4.14%, 10/15/2024(c)	310,132	314,348
Series 2018-4, Class C, 3.97%, 01/13/2025(c)	570,653	573,073
Series 2019-1, Class C, 3.50%, 04/14/2025(c)	1,062,230	1,075,460
Series 2019-2, Class D, 3.41%, 06/12/2025(c)	1,935,000	2,000,314
Series 2019-3, Class C, 2.76%, 09/12/2025(c)	2,145,000	2,170,426
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	3,075,000	3,126,842
Series 2017-4, Class D, 3.08%, 12/18/2023	1,480,000	1,517,632
Series 2018-3, Class C, 3.74%, 10/18/2024	3,465,000	3,620,963
Series 2019-2, Class C, 2.74%, 04/18/2025	1,335,000	1,386,533
Series 2019-2, Class D, 2.99%, 06/18/2025	3,700,000	3,876,817
Series 2019-3, Class D, 2.58%, 09/18/2025	1,830,000	1,908,965
Angel Oak Mortgage Trust,
Series 2019-3, Class A1, 2.93%, 05/25/2059(c)(h)	3,811,132	3,836,872
Series 2020-1, Class A1, 2.16%, 12/25/2059(c)(h)	2,551,291	2,575,219
Series 2020-3, Class A1, 1.69%, 04/25/2065(c)(h)	7,628,349	7,719,289
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1, 3.65%, 09/25/2048(c)(h)	2,230,859	2,248,573
Series 2019-2, Class A1, 3.63%, 03/25/2049(c)(h)	3,008,750	3,052,768
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(c)(h)	4,861,716	4,891,211
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(c)(e)	11,806,754	11,819,411
Banc of America Mortgage Trust, Series 2004-D, Class 2A2, 2.53%, 05/25/2034(h)	21,381	22,056
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 2.40%, 08/25/2033(h)	41,195	42,071
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	168,568	172,063
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	356,079	369,584
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(i)	26,137,892	722,713
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(c)	435,000	436,617
Principal Amount		Value

Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(c)(i)	$84,473	$660
CarMax Auto Owner Trust,
Series 2017-4, Class D, 3.30%, 05/15/2024	1,120,000	1,134,663
Series 2018-1, Class D, 3.37%, 07/15/2024	810,000	826,837
Series 2018-3, Class A3, 3.13%, 06/15/2023	4,540,871	4,596,106
Series 2018-4, Class C, 3.85%, 07/15/2024	1,170,000	1,229,223
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(c)	764,045	766,233
Series 2018-1, Class C, 3.42%, 06/16/2025(c)	290,000	290,909
Series 2018-2, Class C, 3.87%, 12/15/2025(c)	755,000	770,853
Series 2019-1, Class B, 3.22%, 09/14/2026(c)	2,540,000	2,627,703
Series 2019-1, Class C, 3.57%, 09/14/2026(c)	555,000	574,947
Series 2019-2, Class B, 2.55%, 03/15/2027(c)	1,445,000	1,489,339
Series 2019-2, Class C, 2.89%, 03/15/2027(c)	695,000	713,995
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(i)	8,732,922	338,930
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(c)(h)	237,587	243,786
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(c)(h)	3,843,678	3,959,817
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.09%, 01/25/2036(h)	335,993	324,130
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 1.39% (3 mo. USD LIBOR + 1.20%), 10/17/2031(c)(e)	2,390,000	2,392,151
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.02%, 11/10/2046(i)	11,224,059	234,099
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	617,097	644,822
Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(i)	23,021,850	1,134,089
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	743,196	776,254
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(c)(h)	4,197,428	4,270,420
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 2.06%, 08/25/2034(h)	80,995	79,162
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	750,000	759,189
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(c)(h)	$4,701,146	$4,741,921
Series 2020-1, Class A2, 2.69%, 02/25/2050(c)(h)	1,206,081	1,217,371
Series 2020-1R, Class A1, 1.26%, 09/25/2065(c)(h)	2,576,970	2,589,564
Series 2020-2, Class A1, 1.85%, 03/25/2065(c)(h)	3,313,202	3,341,687
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(i)	11,538,046	216,450
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	494,563	516,602
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	283,940	285,873
Series 2005-JA, Class A7, 5.50%, 11/25/2035	358,660	355,677
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(c)(g)	5,302,790	5,336,748
Credit Suisse Mortgage Trust,
Series 2020-AFC1, Class A1, 2.24%, 02/25/2050(c)(h)	9,410,085	9,565,833
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(c)(h)	2,422,657	2,423,116
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(c)(h)	9,347,783	9,376,570
DB Master Finance LLC, Series 2019-1A, Class A2I, 3.79%, 05/20/2049(c)	8,842,500	9,027,199
Deephaven Residential Mortgage Trust,
Series 2017-2A, Class A2, 2.61%, 06/25/2047(c)(h)	66,127	66,383
Series 2017-2A, Class A3, 2.71%, 06/25/2047(c)(h)	71,996	72,227
Series 2019-4A, Class A1, 2.79%, 10/25/2059(c)(h)	1,519,555	1,536,632
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(c)	4,465,000	4,530,052
Series 2019-2, Class D, 2.48%, 04/22/2025(c)	1,530,000	1,550,373
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	750,547	755,268
Series 2018-2, Class D, 4.14%, 08/15/2024	1,960,816	2,004,581
Series 2018-3, Class D, 4.30%, 09/16/2024	2,279,764	2,339,856
Series 2018-5, Class C, 3.99%, 01/15/2025	1,847,118	1,879,033
Series 2019-1, Class C, 3.78%, 04/15/2025	3,117,544	3,151,232
Series 2019-3, Class C, 2.90%, 08/15/2025	2,525,000	2,578,948
Series 2019-3, Class D, 3.18%, 10/15/2026	2,885,000	3,011,483
Principal Amount		Value

DT Auto Owner Trust,
Series 2017-3A, Class E, 5.60%, 08/15/2024(c)	$2,334,886	$2,376,162
Series 2017-4A, Class E, 5.15%, 11/15/2024(c)	2,572,951	2,602,794
Series 2018-2A, Class D, 4.15%, 03/15/2024(c)	1,002,769	1,021,678
Series 2018-3A, Class C, 3.79%, 07/15/2024(c)	602,113	605,441
Series 2019-3A, Class C, 2.74%, 04/15/2025(c)	2,890,000	2,931,889
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(c)(h)	1,637,492	1,662,533
Series 2021-1, Class A1, 0.80%, 02/25/2066(c)(h)	3,187,104	3,191,562
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(c)	4,215,000	4,371,914
Series 2019-2A, Class C, 3.30%, 03/15/2024(c)	4,154,250	4,205,076
Series 2019-4A, Class D, 2.58%, 09/15/2025(c)	3,225,000	3,321,631
FREMF Mortgage Trust,
Series 2012-K23, Class C, 3.66%, 10/25/2045(c)(h)	5,250,000	5,422,526
Series 2013-K25, Class C, 3.62%, 11/25/2045(c)(h)	2,362,000	2,449,198
Series 2013-K26, Class C, 3.60%, 12/25/2045(c)(h)	1,642,030	1,707,267
Series 2013-K27, Class C, 3.50%, 01/25/2046(c)(h)	530,000	551,596
Series 2013-K28, Class C, 3.49%, 06/25/2046(c)(h)	530,000	554,065
Series 2013-K29, Class C, 3.48%, 05/25/2046(c)(h)	1,915,000	2,006,445
Series 2013-K30, Class C, 3.56%, 06/25/2045(c)(h)	917,000	963,384
Series 2015-K721, Class B, 3.68%, 11/25/2047(c)(h)	1,150,000	1,190,353
Series 2017-K724, Class B, 5.26%, 12/25/2049(c)(h)	1,395,000	1,480,831
Galton Funding Mortgage Trust,
Series 2018-2, Class A41, 4.50%, 10/25/2058(c)(h)	622,467	626,880
Series 2019-H1, Class A1, 2.66%, 10/25/2059(c)(h)	1,187,953	1,211,508
GCAT Trust,
Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(c)(g)	3,023,246	3,050,011
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(c)(h)	5,333,564	5,483,199
Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(c)(g)	2,478,181	2,495,842
GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 05/22/2023	4,000,000	4,024,786
GMF Floorplan Owner Revolving Trust,
Series 2018-4, Class B, 3.68%, 09/15/2023(c)	2,725,000	2,752,324
Series 2018-4, Class C, 3.88%, 09/15/2023(c)	3,405,000	3,436,850
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 1.19% (3 mo. USD LIBOR + 1.07%), 01/20/2033(c)(e)	6,000,000	6,016,215
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A, 1.34% (3 mo. USD LIBOR + 1.15%), 11/28/2030(c)(e)	$6,022,000	$6,026,516
Golub Capital Partners CLO 35(B) Ltd., Class 2017-35A, Class AR, 1.38% (3 mo. USD LIBOR + 1.19%), 07/20/2029(c)(e)	9,000,000	9,014,343
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	973,695	979,613
Series 2012-GC6, Class AS, 4.95%, 01/10/2045(c)	2,500,000	2,537,529
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	134,459	136,532
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	513,835	532,553
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.28%, 07/25/2035(h)	67,634	70,210
Hertz Vehicle Financing II L.P.,
Series 2018-1A, Class A, 3.29%, 02/25/2024(c)	381,016	382,509
Series 2019-1A, Class A, 3.71%, 03/25/2023(c)	1,259,682	1,264,057
Series 2019-2A, Class A, 3.42%, 05/25/2025(c)	717,051	720,291
Hilton Grand Vacations Trust, Series 2019 AA, Class A, 2.34%, 07/25/2033(c)	2,809,035	2,903,514
Home Partners of America Trust,
Series 2018-1, Class A, 1.00% (1 mo. USD LIBOR + 0.90%), 07/17/2037(c)(e)	1,363,443	1,368,158
Series 2018-1, Class B, 1.20% (1 mo. USD LIBOR + 1.10%), 07/17/2037(c)(e)	2,970,000	2,978,290
Series 2018-1, Class C, 1.35% (1 mo. USD LIBOR + 1.25%), 07/17/2037(c)(e)	1,350,000	1,355,501
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.62%), 07/25/2035(e)	17,671	17,739
ICG US CLO Ltd., Series 2016-1A, Class A1RR, 1.43% (3 mo. USD LIBOR + 1.25%), 04/29/2034(c)(e)	3,000,000	3,001,806
Invitation Homes Trust,
Series 2017-SFR2, Class A, 0.95% (1 mo. USD LIBOR + 0.85%), 12/17/2036(c)(e)	2,459,440	2,467,688
Series 2017-SFR2, Class B, 1.25% (1 mo. USD LIBOR + 1.15%), 12/17/2036(c)(e)	1,440,757	1,443,760
Series 2017-SFR2, Class C, 1.55% (1 mo. USD LIBOR + 1.45%), 12/17/2036(c)(e)	2,757,535	2,770,233
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	2,335,000	2,516,643
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	1,274,478	1,279,802
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.57%, 07/25/2035(h)	252,235	258,388
Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO, 1.15%, 02/15/2048(i)	$26,970,961	$974,167
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 0.90% (1 mo. USD LIBOR + 0.80%), 05/15/2036(c)(e)	7,750,000	7,763,042
Series 2019-KNSQ, Class C, 1.15% (1 mo. USD LIBOR + 1.05%), 05/15/2036(c)(e)	4,250,000	4,257,198
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(c)(h)	24,341	15,799
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 03/15/2038(c)(e)	3,700,000	3,707,969
Series 2021-BMR, Class B, 0.98% (1 mo. USD LIBOR + 0.88%), 03/15/2038(c)(e)	3,580,000	3,590,323
Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/2024(c)	15,000,000	15,475,536
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.25%, 11/25/2035(h)	581,993	588,130
MMAF Equipment Finance LLC,
Series 2020-A, Class A2, 0.74%, 04/09/2024(c)	4,801,211	4,822,634
Series 2020-A, Class A3, 0.97%, 04/09/2027(c)	5,800,000	5,874,051
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	2,235,000	2,329,422
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 4.66%, 06/15/2044(c)	168,366	168,301
Series 2017-CLS, Class A, 0.80% (1 mo. USD LIBOR + 0.70%), 11/15/2034(c)(e)	8,028,000	8,034,244
Series 2017-CLS, Class B, 0.95% (1 mo. USD LIBOR + 0.85%), 11/15/2034(c)(e)	3,944,000	3,947,225
Series 2017-CLS, Class C, 1.10% (1 mo. USD LIBOR + 1.00%), 11/15/2034(c)(e)	2,676,000	2,678,185
Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(i)	8,653,053	362,177
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(c)	2,963,259	3,043,661
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(c)	2,315,277	2,389,072
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.21% (3 mo. USD LIBOR + 1.02%), 04/19/2030(c)(e)	7,455,000	7,460,593
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(c)(h)	2,091,591	2,129,999
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(c)(h)	3,051,454	3,109,024
OBX Trust, Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(c)(h)	966,430	982,410
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(c)(e)	$5,145,000	$5,149,146
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(c)(e)	9,602,000	9,610,142
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(c)(e)	8,832,000	8,842,602
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.45% (3 mo. USD LIBOR + 1.26%), 01/20/2033(c)(e)	7,550,413	7,586,693
PPM CLO 3 Ltd., Series 2019-3A, Class AR, 1.28% (3 mo. USD LIBOR + 1.09%), 04/17/2034(c)(e)	3,874,000	3,873,574
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(c)	1,560,000	1,589,835
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(c)	5,005,000	5,083,584
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 2.44%, 07/26/2045(c)(h)	10,700	10,761
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,682	4,466
Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(c)(h)	1,137,108	1,149,947
Series 2020-1, Class A1, 2.38%, 02/25/2024(c)(h)	2,572,696	2,616,321
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D, 3.49%, 07/17/2023	636,598	640,013
Series 2017-3, Class D, 3.20%, 11/15/2023	2,349,239	2,376,916
Series 2018-1, Class D, 3.32%, 03/15/2024	1,163,426	1,179,821
Series 2018-2, Class D, 3.88%, 02/15/2024	2,015,000	2,056,235
Series 2018-5, Class C, 3.81%, 12/16/2024	727,094	730,467
Series 2019-2, Class D, 3.22%, 07/15/2025	2,675,000	2,772,203
Series 2019-3, Class D, 2.68%, 10/15/2025	2,230,000	2,300,969
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(c)	4,295,000	4,377,471
Series 2019-B, Class C, 2.77%, 08/21/2023(c)	1,555,000	1,591,336
Series 2019-C, Class C, 2.39%, 11/20/2023(c)	2,845,000	2,910,493
Principal Amount		Value

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(h)	$814,484	$823,143
Series 2013-4, Class A3, 1.55%, 04/25/2043(h)	32,182	32,204
Series 2013-6, Class A2, 3.00%, 05/25/2043(h)	1,166,298	1,183,351
Series 2013-7, Class A2, 3.00%, 06/25/2043(h)	660,165	670,119
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class A, 2.34%, 08/20/2036(c)	3,532,086	3,646,178
Star Trust, Series 2021-SFR1, Class A, 0.70% (1 mo. USD LIBOR + 0.60%), 04/17/2038(c)(e)	18,579,790	18,573,049
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(c)(h)	1,670,083	1,694,122
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(c)(h)	4,114,629	4,118,298
Structured Asset Securities Corp. Pass-Through Ctfs., Series 2002-AL1, Class AIO, 3.45%, 02/25/2032(h)	817,456	108,952
Taconic Park CLO Ltd., Series 2016-1A, Class A1R, 1.19% (3 mo. USD LIBOR + 1.00%), 01/20/2029(c)(e)	12,119,000	12,127,457
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(c)	8,244,667	8,370,395
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.47% (3 mo. USD LIBOR + 1.28%), 04/20/2033(c)(e)	7,162,000	7,190,781
Towd Point Mortgage Trust,
Series 2016-3, Class A1, 2.25%, 04/25/2056(c)(h)	370,795	372,719
Series 2017-2, Class A1, 2.75%, 04/25/2057(c)(h)	2,334,866	2,371,747
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(i)	14,906,283	668,442
Vendee Mortgage Trust, Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(j)	846,879	8,991
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(c)(g)	6,626,897	6,734,109
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(c)(h)	1,477,047	1,500,390
Series 2021-1, Class A1B, 1.32%, 01/25/2066(c)(h)	5,978,152	6,009,422
Series 2021-2, Class A1, 1.03%, 02/25/2066(c)(h)	3,316,975	3,322,977
Series 2021-R1, Class A1, 0.82%, 10/25/2063(c)(h)	6,581,217	6,563,351
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(c)	4,040,572	4,062,564
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.57%, 10/25/2033(h)	132,036	133,546
Series 2005-AR14, Class 1A4, 2.92%, 12/25/2035(h)	51,748	52,411
Series 2005-AR16, Class 1A1, 2.73%, 12/25/2035(h)	235,690	240,189
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class A2, 2.63%, 05/15/2048	$202,525	$202,500
Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(i)	12,024,154	581,915
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(c)	6,702,500	7,176,896
Westlake Automobile Receivables Trust,
Series 2019-2A, Class C, 2.84%, 07/15/2024(c)	2,805,000	2,850,748
Series 2019-3A, Class C, 2.49%, 10/15/2024(c)	3,590,000	3,658,634
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class XA, 1.52%, 12/15/2045(c)(h)	3,307,878	64,310
Series 2012-C6, Class XA, 2.08%, 04/15/2045(c)(h)	1,460,442	6,031
Series 2013-C16, Class B, 5.00%, 09/15/2046(h)	4,500,000	4,787,663
World Financial Network Credit Card Master Trust,
Series 2019-A, Class A, 3.14%, 12/15/2025	1,000,000	1,021,085
Series 2019-B, Class A, 2.49%, 04/15/2026	3,665,000	3,754,135
Series 2019-C, Class A, 2.21%, 07/15/2026	3,130,000	3,211,299
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(c)	8,000,000	8,051,392
Total Asset-Backed Securities (Cost $553,291,780)		557,474,920
U.S. Treasury Securities–2.90%
U.S. Treasury Bills–0.21%
0.02% - 0.05%, 07/15/2021(k)(l)	6,555,000	6,554,639
U.S. Treasury Notes–2.69%
0.13%, 04/30/2023	20,133,000	20,128,281
0.25%, 05/15/2024	26,613,400	26,575,975
0.75%, 04/30/2026(b)	37,831,600	37,766,577
		84,470,833
Total U.S. Treasury Securities (Cost $90,909,801)		91,025,472
U.S. Government Sponsored Agency Mortgage-Backed Securities–1.01%
Collateralized Mortgage Obligations–0.60%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(j)	729,138	135,214
6.50%, 02/25/2032 to 07/25/2032(j)	357,388	63,799
6.00%, 12/25/2032 to 09/25/2035(j)	895,646	145,405
5.50%, 11/25/2033 to 06/25/2035(j)	681,600	115,287
PO, 0.00%, 09/25/2032(m)	28,579	26,914
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
7.50%, 09/25/2022	$95,165	$98,156
6.50%, 06/25/2023 to 11/25/2029	113,706	126,067
1.09% (1 mo. USD LIBOR + 1.00%), 04/25/2032(e)	50,291	51,468
0.60% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	23,906	24,067
0.49% (1 mo. USD LIBOR + 0.40%), 11/25/2033 to 03/25/2042(e)	129,730	130,797
5.50%, 04/25/2035 to 07/25/2046(j)	4,106,699	3,539,214
24.23% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	85,983	135,022
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	335,845	519,099
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	45,032	68,835
5.00%, 04/25/2040 to 09/25/2047(e)(j)	8,076,924	1,639,540
4.00%, 03/25/2041 to 08/25/2047(j)	2,003,186	287,137
0.54% (1 mo. USD LIBOR + 0.45%), 02/25/2047(e)	67,648	68,200
IO, 6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 02/25/2035(e)(j)	922,123	172,631
3.00%, 11/25/2027(j)	1,392,286	80,751
7.80% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(j)	194,052	38,136
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(j)	37,889	7,746
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032 to 07/25/2032(e)(j)	234,018	41,801
7.90% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(e)(j)	77,051	17,120
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(j)	109,075	23,459
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(j)	72,902	13,261
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(j)	36,607	7,490
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(e)(j)	240,110	51,637
8.00% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(j)	169,081	33,819
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(j)	207,275	48,695
7.00%, 04/25/2033(j)	1,025,376	198,030
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(j)	455,230	72,820
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(j)	339,398	48,007
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(j)	200,931	31,504
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.50%, 08/25/2035(j)	$4,341,323	$547,852
6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(j)	161,304	29,758
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(j)	510,649	99,934
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(j)	942,350	197,032
4.50%, 02/25/2043(j)	292,719	47,982
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	59,485,177	556,008
Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	37,504,366	552,961
Series K734, Class X1, IO, 0.65%, 02/25/2026(i)	27,641,640	730,906
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	27,135,988	1,165,738
Series K093, Class X1, IO, 0.95%, 05/25/2029(i)	22,351,447	1,493,186
Freddie Mac REMICs,
1.83% (COF 11 + 1.45%), 12/15/2023(e)	368,002	373,375
6.50%, 04/15/2028 to 06/15/2032	910,212	1,053,760
6.00%, 01/15/2029 to 04/15/2029	441,217	499,498
7.50%, 09/15/2029	64,268	75,029
8.00%, 03/15/2030	36,397	43,631
1.05% (1 mo. USD LIBOR + 0.95%), 08/15/2031 to 01/15/2032(e)	74,448	76,260
1.10% (1 mo. USD LIBOR + 1.00%), 12/15/2031 to 03/15/2032(e)	153,007	156,046
0.60% (1 mo. USD LIBOR + 0.50%), 01/15/2033(e)	3,253	3,302
5.00%, 08/15/2035	1,477,612	1,703,176
4.00%, 06/15/2038 to 03/15/2045(j)	1,287,507	244,783
IO, 5.90% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(e)(j)	298,348	23,424
3.00%, 06/15/2027 to 12/15/2027(j)	4,655,305	275,912
2.50%, 05/15/2028(j)	912,753	50,099
8.60% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(j)	49,534	4,202
7.95% (8.05% - (1.00 x 1 mo. USD LIBOR)), 02/15/2029(e)(j)	191,052	32,473
7.65% (7.75% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(j)	182,516	26,579
8.00% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(e)(j)	116,735	19,759
6.60% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(j)	506,051	81,726
6.65% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(j)	116,494	18,546
6.62% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(j)	375,819	56,432
6.05% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(j)	537,190	68,621
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.90% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(j)	$69,874	$13,901
5.97% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(j)	939,192	166,248
6.15% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(j)	183,513	31,465
6.00% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(j)	1,139,865	173,338
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(j)	2,015,532	128,515
3.27%, 12/15/2027(i)	532,293	28,959
6.50%, 02/01/2028(j)	20,257	2,764
7.00%, 09/01/2029(j)	154,612	26,401
7.50%, 12/15/2029(j)	62,372	11,391
6.00%, 12/15/2032(j)	57,764	8,940
		18,961,040
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.00%, 01/01/2022 to 07/01/2024	165,315	182,569
6.50%, 01/01/2022 to 04/01/2034	89,162	100,674
9.00%, 08/01/2022 to 05/01/2025	2,666	2,879
8.50%, 05/01/2024 to 08/17/2026	43,119	43,657
7.00%, 10/25/2024 to 03/01/2035	840,694	953,990
7.50%, 01/01/2032 to 02/01/2032	476,371	555,679
5.00%, 07/01/2033 to 06/01/2034	248,249	284,135
5.50%, 09/01/2039	588,383	679,313
ARM, 1.88% (6 mo. USD LIBOR + 1.63%), 07/01/2036(e)	22,659	23,696
2.49% (1 yr. USD LIBOR + 2.14%), 02/01/2037(e)	7,426	7,988
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(e)	7,165	7,531
		2,842,111
Federal National Mortgage Association (FNMA)–0.25%
5.00%, 12/01/2021 to 06/01/2022	721	750
8.00%, 12/01/2022 to 07/01/2032	94,784	97,268
6.50%, 11/01/2023 to 10/01/2035	1,491,846	1,680,296
7.00%, 11/01/2025 to 08/01/2036	1,804,898	2,035,558
7.50%, 02/01/2027 to 08/01/2033	1,143,270	1,318,201
9.00%, 01/01/2030	32,983	33,635
8.50%, 05/01/2030 to 07/01/2032	100,209	111,176
6.00%, 06/01/2030 to 03/01/2037	1,813,190	2,141,937
5.50%, 02/01/2035 to 05/01/2036	244,882	283,855
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–(continued)
ARM, 2.36% (1 yr. U.S. Treasury Yield Curve Rate + 2.22%), 11/01/2032(e)	$17,942	$18,095
2.34% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(e)	37,085	39,407
2.12% (1 yr. USD LIBOR + 1.72%), 03/01/2038(e)	9,299	9,792
		7,769,970
Government National Mortgage Association (GNMA)–0.07%
8.00%, 02/15/2022 to 08/15/2028	10,068	10,121
7.50%, 10/15/2022 to 11/15/2026	23,306	25,017
6.50%, 07/15/2023 to 02/15/2034	509,976	571,097
7.00%, 10/15/2026 to 01/20/2030	87,493	93,566
8.50%, 07/20/2027	37,581	42,111
IO, 6.45% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(j)	916,232	175,273
6.55% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(j)	1,452,355	230,374
4.50%, 09/16/2047(j)	2,610,630	394,853
6.10% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(j)	2,725,311	509,479
		2,051,891
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $30,605,190)		31,625,012

Agency Credit Risk Transfer Notes–0.56%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 04/25/2031(c)(e)	1,448,280	1,456,782
Series 2019-R02, Class 1M2, 2.39% (1 mo. USD LIBOR + 2.30%), 08/25/2031(c)(e)	638,495	643,812
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	1,974,324	2,083,319
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(c)(e)	606,952	610,854
Principal Amount		Value

Freddie Mac,
Series 2013-DN2, Class M2, STACR®, 4.34% (1 mo. USD LIBOR + 4.25%), 11/25/2023(e)	$1,788,025	$1,830,843
Series 2014-DN1, Class M3, STACR®, 4.59% (1 mo. USD LIBOR + 4.50%), 02/25/2024(e)	1,065,939	1,093,240
Series 2014-DN3, Class M3, STACR®, 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	992,616	1,015,029
Series 2014-HQ2, Class M3, STACR®, 3.84% (1 mo. USD LIBOR + 3.75%), 09/25/2024(e)	2,291,717	2,359,777
Series 2014-DN4, Class M3, STACR®, 4.64% (1 mo. USD LIBOR + 4.55%), 10/25/2024(e)	146,092	149,644
Series 2016-DNA2, Class M3, STACR®, 4.74% (1 mo. USD LIBOR + 4.65%), 10/25/2028(e)	853,683	893,182
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	1,198,927	1,209,177
Series 2018-DNA2, Class M1, STACR®, 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(c)(e)	556,563	557,235
Series 2018-HRP1, Class M2, STACR®, 1.74% (1 mo. USD LIBOR + 1.65%), 04/25/2043(c)(e)	1,832,452	1,835,525
Series 2018-DNA3, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(c)(e)	2,126	2,126
Series 2018-HQA2, Class M1, STACR®, 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(c)(e)	364,551	364,597
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(c)(e)	827,900	831,744
Series 2020-DNA5, Class M1, STACR®, 1.31% (30 Day Average SOFR + 1.30%), 10/25/2050(c)(e)	652,371	652,485
Total Agency Credit Risk Transfer Notes (Cost $17,744,853)		17,589,371
Shares
Preferred Stocks–0.13%
Diversified Banks–0.06%
JPMorgan Chase & Co., 3.66%, Series I, Pfd.	1,956,000	1,951,110
Regional Banks–0.07%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.(d)	75,000	1,959,000
Total Preferred Stocks (Cost $4,017,891)		3,910,110
Money Market Funds–3.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o)	40,797,855	40,797,855
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(o)	29,328,382	29,340,114
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o)	46,626,120	$46,626,120
Total Money Market Funds (Cost $116,763,850)		116,764,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.43% (Cost $3,053,865,606)		3,116,704,534
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.27%
Invesco Private Government Fund, 0.01%(n)(o)(p)	28,488,794	28,488,794
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.09%(n)(o)(p)	42,716,104	$42,733,191
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,221,985)		71,221,985
TOTAL INVESTMENTS IN SECURITIES–101.70% (Cost $3,125,087,591)		3,187,926,519
OTHER ASSETS LESS LIABILITIES—(1.70)%		(53,202,124)
NET ASSETS–100.00%		$3,134,724,395
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
CLO	– Collateralized Loan Obligation
COF	– Cost of Funds
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $1,267,623,172, which represented 40.44% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2021.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)	Zero coupon bond issued at a discount.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,258,944	$103,239,444	$(114,700,533)	$-	$-	$40,797,855	$1,318
Invesco Liquid Assets Portfolio, Institutional Class	38,508,674	73,742,461	(82,911,020)	(4,776)	4,775	29,340,114	439
Invesco Treasury Portfolio, Institutional Class	59,724,507	117,987,936	(131,086,323)	-	-	46,626,120	563
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,957,312	$42,435,438	$(15,903,956)	$-	$-	$28,488,794	$112*
Invesco Private Prime Fund	2,935,968	57,447,290	(17,650,067)	-	-	42,733,191	2,103*
Total	$155,385,405	$394,852,569	$(362,251,899)	$(4,776)	$4,775	$187,986,074	$4,535

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	5,876	September-2021	$1,297,035,193	$371,616	$371,616
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	5,431	September-2021	(672,637,839)	(265,549)	(265,549)
U.S. Treasury 10 Year Notes	1,081	September-2021	(142,624,437)	(2,292)	(2,292)
U.S. Treasury Long Bond	53	September-2021	(8,296,156)	24,315	24,315
Subtotal—Short Futures Contracts				(243,526)	(243,526)
Total Futures Contracts				$128,090	$128,090
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,298,315,560	$—	$2,298,315,560
Asset-Backed Securities	—	557,474,920	—	557,474,920
U.S. Treasury Securities	—	91,025,472	—	91,025,472
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	31,625,012	—	31,625,012
Agency Credit Risk Transfer Notes	—	17,589,371	—	17,589,371
Preferred Stocks	1,959,000	1,951,110	—	3,910,110
Money Market Funds	116,764,089	71,221,985	—	187,986,074
Total Investments in Securities	118,723,089	3,069,203,430	—	3,187,926,519
Other Investments - Assets*
Futures Contracts	395,931	—	—	395,931
Other Investments - Liabilities*
Futures Contracts	(267,841)	—	—	(267,841)
Total Other Investments	128,090	—	—	128,090
Total Investments	$118,851,179	$3,069,203,430	$—	$3,188,054,609

*	Unrealized appreciation (depreciation).
Invesco Short Term Bond Fund